February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows are reports from the portfolio managers along with the performance data of each portfolio in the Cova variable annuity.

Sincerely,


L. J. Stensrud
President

February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows is a report from Peter Hegel who oversees the Strategy Asset Allocation Model, and reports from the portfolio managers along with the performance data of each portfolio.

Sincerely,


L. J. Stensrud
President

February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows is a report from Don Hays, Director of Investment Strategy at Wheat First Butcher Singer, discussing the asset allocation model, and reports from the portfolio managers along with the performance data of each portfolio.

Sincerely,


L. J. Stensrud
President
























KPMG Peat Marwick LLP
1010 Market Street
St. Louis, MO 63101-2085




                         INDEPENDENT AUDITOR'S REPORT

The Contract Owners of Cova Variable
       Annuity Account Five
Cova Financial Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, Growth and Income, Money Market, and Stock Index sub-accounts (investment options within the Van Kampen Merritt Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Van Kampen Merritt Series Trust and the Lord Abbett Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1995, and the results of their operations and the changes in their contract owners' equity for the periods then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


By: /s/ KPMG PEAT MARWICK LLP

       ___________________________
            KPMG Peat Marwick LLP

February 9, 1996













COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS

INVESTMENTS:


VAN KAMPEN MERRITT SERIES TRUST:
  Quality Income Portfolio - 12,273 shares at a net asset value of $10.87 per share (cost $131,622)         $  133,428
  Growth and Income Portfolio - 8,404  shares at a net asset value of $12.51 per share (cost $108,946)         105,152
  Money Market Portfolio - 325,759 shares at a net asset value of $1.00 per share (cost $325,759)              325,759
  Stock Index Portfolio - 15,252 shares at a net asset value of $13.84 per share (cost $209,816)               211,141

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 175,566  shares at a net asset value of $15.24 per share (cost $2,772,318)   2,675,412
                                                                                                            ----------


   TOTAL ASSETS                                                                                             $3,450,892
                                                                                                            ==========

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL LIFE INSURANCE COMPANY                                                       $      394

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 8,702 accumulation units at $15.331980 per unit                                       133,413
  Trust Growth and Income - 7,197 accumulation units at $14.608910 per unit                                    105,140
  Trust Money Market - 28,509 accumulation units at $11.425132 per unit                                        325,720
  Trust Stock Index - 13,384 accumulation units at $15.773909 per unit                                         211,117
  Fund Growth and Income - 125,555 accumulation units at $21.306278 per unit                                 2,675,108
                                                                                                            ----------


   TOTAL CONTRACT OWNERS' EQUITY                                                                             3,450,498
                                                                                                            ----------


   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                            $3,450,892
                                                                                                            ==========



See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995


              VAN KAMPEN MERRITT
LORD ABBETT

                      SERIES TRUST
   SERIES FUND, INC.

______________________________________________________      ______________


                              QUALITY    GROWTH &    MONEY    STOCK    GROWTH &
                               INCOME     INCOME    MARKET    INDEX     INCOME      TOTAL
                              --------  ----------  -------  -------  ----------  ---------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $  1,375  $   7,280   $10,724  $ 7,901  $ 203,892   $231,172
                              --------  ----------  -------  -------  ----------  ---------
       Total Income              1,375      7,280    10,724    7,901    203,892    231,172


EXPENSES:
    Mortality and Expense
       Risk Fee                    216        179     2,299      494      5,791      8,979
    Administrative Fee              26         21       276       59        695      1,077
       Total Expenses              242        200     2,575      553      6,486     10,056



Net Investment Income            1,133      7,080     8,149    7,348    197,406    221,116


Net Realized Gain
  on Investments                     6        262        --    1,432      2,243      3,943


Net Change in Unrealized
  Gain/(Loss) on Investments     1,806     (3,794)       --    1,325    (96,906)   (97,569)


Net Realized and Unrealized
  Gain/(Loss) on Investments     1,812     (3,532)       --    2,757    (94,663)   (93,626)


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $  2,945  $   3,548   $ 8,149  $10,105  $ 102,743   $127,490
                              ========  ==========  =======  =======  ==========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995

          VAN KAMPEN MERRITT                                             LORD
ABBETT

                 SERIES TRUST
SERIES FUND, INC.

________________________________________________________    ______________


                                   QUALITY    GROWTH &      MONEY        STOCK     GROWTH &
                                   INCOME      INCOME       MARKET       INDEX      INCOME        TOTAL
                                  ---------  ----------  ------------  ---------  -----------  -----------
FROM OPERATIONS:
  Net Investment Income           $  1,133   $   7,080   $     8,149   $  7,348   $  197,406   $  221,116
  Net Realized Gain on
    Investments                          6         262            --      1,432        2,243        3,943
  Net Unrealized Gain/(Loss)
    on Investments                   1,806      (3,794)           --      1,325      (96,906)     (97,569)

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                      2,945       3,548         8,149     10,105      102,743      127,490

From Account Unit Transactions:

 Proceeds from Units of
  the Account Sold                  20,000         148     2,128,675     15,778      441,266    2,605,867
 Payments for Units of the
  Account Redeemed                    (248)         --            --     (2,204)      (3,894)      (6,346)
Account Transfers                  110,716     101,444    (1,811,104)   187,438    2,134,993      723,487

Net Increase in Contract
  Owners' Equity From
    Account Unit
      Transactions                 130,468     101,592       317,571    201,012    2,572,365    3,323,008

Net Increase in Contract
  Owners' Equity                   133,413     105,140       325,720    211,117    2,675,108    3,450,498

Contract Owners' Equity:
  Beginning of Period                   --          --            --         --           --           --
  End of Period                   $133,413   $ 105,140   $   325,720   $211,117   $2,675,108   $3,450,498
                                  =========  ==========  ============  =========  ===========  ===========



See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - QUALITY INCOME PORTFOLIO

                                    For the Period From 8/16/95
                                   (Commencement of Operations)
                                         Through 12/31/95
                                   -----------------------------

Accumulation Unit Value,
---------------------------------
  Beginning of Period              $                       14.42
---------------------------------  -----------------------------

  Net Investment Income                                      .32

  Net Realized and Unrealized
    Gain from Security
      Transactions                                           .59
                                   -----------------------------

Total from Investment Operations                             .91
                                   -----------------------------

Accumulation Unit Value,
  End of Period                    $                       15.33
                                   =============================


Total Return**                                           17.03%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                         133


Ratio of Expenses to Average
  Contract Owners' Equity                                 1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                        6.54%*


Number of Units Outstanding
  at End of Period                                         8,702

*  Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - GROWTH & INCOME PORTFOLIO

                                    For the Period From 7/19/95
                                   (Commencement of Operations)
                                          Through 12/3195
                                   -----------------------------
Accumulation Unit Value,
  Beginning of Period              $                       13.05
                                   -----------------------------

  Net Investment Income                                      .99

  Net Realized and Unrealized
    Gain from Security
      Transactions                                           .57

Total from Investment Operations                            1.56

Accumulation Unit Value,
  End of Period                    $                       14.61
                                   =============================


Total Return**                                           26.71%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                         105


Ratio of Expenses to Average
  Contract Owners' Equity                                 1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                       49.49%*


Number of Units Outstanding
  at End of Period                                         7,197

*    Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

   See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - MONEY MARKET PORTFOLIO

                                    For the Period From 6/19/95
                                   (Commencement of Operations)
                                          Through 12/3195
                                   -----------------------------
Accumulation Unit Value,
  Beginning of Period              $                       11.13
                                   -----------------------------

  Net Investment Income                                      .29

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                            --

Total from Investment Operations                             .29

Accumulation Unit Value,
  End of Period                    $                       11.42
                                   =============================


Total Return**                                            4.94%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                         326


Ratio of Expenses to Average
  Contract Owners' Equity                                 1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                        4.38%*


Number of Units Outstanding
  at End of Period                                        28,509

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - STOCK INDEX PORTFOLIO

                                    For the Period From 7/20/95
                                   (Commencement of Operations)
                                          Through 12/3195
                                   -----------------------------
Accumulation Unit Value,
  Beginning of Period              $                       14.13
                                   -----------------------------

  Net Investment Income                                      .50

  Net Realized and Unrealized
    Gain from Security
      Transactions                                          1.14
                                   -----------------------------

Total from Investment Operations                            1.64
---------------------------------  -----------------------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $                       15.77
---------------------------------  =============================


Total Return**                                           26.25%*
---------------------------------  -----------------------------


Contract Owners Equity ,
---------------------------------
 End ofPeriod (in thousands)       $                         211
---------------------------------  -----------------------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                                 1.40%*
---------------------------------  -----------------------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                                       18.57%*
---------------------------------  -----------------------------


Number of Units Outstanding
---------------------------------
  at End of Period                                        13,384
---------------------------------  -----------------------------

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO

                                    For the Period From7/20/95
                                   -----------------------------
                                   (Commencement of Operations)
                                   -----------------------------
                                          Through 12/3195
                                   -----------------------------
Accumulation Unit Value,
  Beginning of Period              $                       19.54
                                   -----------------------------

  Net Investment Income                                     1.50

  Net Realized and Unrealized
    Gain from Security
      Transactions                                           .27

Total from Investment Operations                            1.77
                                   -----------------------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $                       21.31
---------------------------------  =============================


Total Return**                                           20.38%*
---------------------------------  -----------------------------


Contract Owners Equity ,           $                       2,675
---------------------------------  -----------------------------
 End ofPeriod (in thousands)
---------------------------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                                 1.40%*
---------------------------------  -----------------------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                                       42.60%*
---------------------------------  -----------------------------


Number of Units Outstanding
---------------------------------
  at End of Period                                       125,555
---------------------------------  -----------------------------

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995

1.  ORGANIZATION:

Cova Variable Annuity Account Five (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Life Insurance Company ("Cova Life"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in either the Van Kampen Merritt Series Trust ("Trust") or the Lord Abbett Series Fund, Inc. ("Fund"). The Trust is managed by Van Kampen American Capital Investment Advisory Corp. During 1995, the Trust consisted of four portfolios available for investment; the Quality Income, Growth & Income, Money Market, and Stock Index Portfolios. The Fund had one portfolio available for investment in 1995; the Growth and Income Portfolio. Not all portfolios of the Trust and Fund are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. Both the Trust and Fund are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through obligations and collateralized mortgage obligations. The Trust Growth and Income Portfolio invests in common stocks and futures and options contracts. The Trust Money Market Portfolio invests in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Fund Growth and Income Portfolio invests in common stocks.

2.  SIGNIFICANT ACCOUNTING POLICIES:

A.  INVESTMENT VALUATION

Investments in shares of the Trust and Fund are carried in the statement of assets and liabilities at the underlying net asset value of the Trust and
Fund.    The  net asset value of the Trust and Fund has been determined on the market value basis, and is valued daily by the Trust and Fund investment managers. Realized gains and losses are calculated by the average cost method.

B.  REINVESTMENT OF DIVIDENDS

Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

C.  FEDERAL INCOME TAXES

Operations of the Separate Account form a part of Cova Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova Life with respect to earnings of the Separate Account.

Under the principles set forth in Internal Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Cova Life believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owners' gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995

3.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal charge is calculated and deducted from the contract value. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal charges. An annual contract maintenance charge of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

Mortality and expense risks assumed by Cova Life are compensated by a charge equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal charge in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These charges cover the cost of establishing and maintaining the contracts and Separate Account.

Cova Life currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova Life is unable to obtain a refund. Cova Life, however, reserves the right to deduct premium taxes when incurred.

4.  ACCOUNT TRANSFERS:

Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova Life.
 If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.
















VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995


5.  GAIN/(LOSS) ON INVESTMENTS:

The table below summarizes realized and unrealized gains and losses on investments:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                             For The Period From 6/19/95
                                            (Commencement of Operations)
                                                  Through 12/31/95

Trust Quality Income Portfolio:
 Aggregate Proceeds From Sales              $                         687
 Aggregate Cost                                                       681
   Net Realized Gain on Investments         $                           6
                                            =============================


Trust Growth and Income Portfolio:
 Aggregate Proceeds From Sales              $                      27,991
 Aggregate Cost                                                    27,729
                                            -----------------------------
   Net Realized Gain on Investments         $                         262
------------------------------------------  =============================


Trust Money Market Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $                   1,544,456
------------------------------------------  -----------------------------
 Aggregate Cost                                                 1,544,456
------------------------------------------  -----------------------------
   Net Realized Gain/(Loss) on Investments                            _ _
------------------------------------------  =============================


Trust Stock Index Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $                     152,510
------------------------------------------  -----------------------------
 Aggregate Cost                                                   151,078
------------------------------------------  -----------------------------
   Net Realized Gain on Investments         $                       1,432
------------------------------------------  =============================


COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995

5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:


REALIZED GAIN/(LOSS) ON INVESTMENTS

                                                         For the Period From 6/19/95
                                                        (Commencement of Operations)
                                                              Through 12/31/95
                                                        -----------------------------
Fund Growth and Income Portfolio:
 Aggregate Proceeds From Sales                          $                    139,543
 Aggregate Cost                                                              137,300
   Net Realized Gain on Investments                     $                      2,243
                                                        =============================

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------

Trust Quality Income Portfolio:
 End of Period                                          $                      1,806
 Beginning of Period                                                             _ _
   Net Change in Unrealized Gain on Investments         $                      1,806
                                                        =============================

Trust Growth and Income Portfolio:
 End of Period                                                               ($3,794)
 Beginning of Period                                                             _ _
   Net Change in Unrealized Loss on Investments                              ($3,794)
                                                        =============================

Trust Money Market Portfolio:
 End of Period                                                                   _ _
 Beginning of Period                                                             _ _
   Net Change in Unrealized Gain/(Loss) on Investments                           _ _
                                                        =============================


COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

For the Period from June 19, 1995 (Commencement of Operations)
Through December 31, 1995

5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

UNREALIZED GAIN/(LOSS) ON INVESTMENTS

                                                  For the Period From 6/19/95
                                                 (Commencement of Operations)
                                                       Through 12/31/95
                                                 -----------------------------
Trust Stock Index Portfolio:
 End of Period                                   $                      1,325
 Beginning of Period                                                      _ _
   Net Change in Unrealized Gain on Investments  $                      1,325
                                                 =============================

Fund Growth and Income Portfolio:
 End of Period                                                       ($96,906)
 Beginning of Period                                                      _ _
   Net Change in Unrealized Loss on Investments                      ($96,906)
                                                 =============================


6.  ACCOUNT UNIT TRANSACTIONS:

The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                    VAN KAMPEN
MERRITT                                 LORD ABBETT

SERIES TRUST                                     SERIES FUND, INC.

____________________________________________     _____________

__

                              QUALITY   GROWTH &     MONEY     STOCK   GROWTH &
                               INCOME    INCOME     MARKET     INDEX    INCOME     TOTAL
                              --------  ---------  ---------  -------  ---------  --------


Units Sold                      1,387         --    188,325    1,057     21,839   212,608
Units Redeemed                    (16)        (1)       (28)    (114)      (527)     (686)
Units Transferred               7,331      7,198   (159,788)  12,441    104,243   (28,575)


Balance at December 31, 1995    8,702      7,197     28,509   13,384    125,555   183,347


7.  SUBSEQUENT EVENTS:

On February 9, 1996, the Board of Trustees of Van Kampen Merritt Series Trust voted to change the name of the Trust to Cova Series Trust, replace Van Kampen American Capital Investment Advisory Corp. with Cova Investment Advisory Corp. as Trust manager, and engage Van Kampen American Capital Investment Advisory Corp. as a sub-advisor to the Trust.